Commitments and Contingencies (Details) - Schedule of Future Payments for Employment Agreements	Dec. 31, 2023 USD ($)
Schedule Of Future Payments For Employment Agreements Abstract
2024	$ 1,446,590
2025	633,744
Total minimum payment required	$ 2,080,334